Other assets (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Other Assets [Abstract]
Restricted cash	6,021	7,063
Deferred financing costs	9,011	8,706
Other	3,752	4,251
Total	18,784	20,020